Business combinations - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Jul. 01, 2021 Employee Country $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jan. 22, 2020
Business Acquisition [Line Items]
Entity number of employees | Employee	37,960
Number of countries in which entity operates | Country	53
Transaction and integration-related expenses		$ 149,791	$ 402	$ 182,309	$ (497)
PRA Health Sciences Inc
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share) | $ / shares	$ 80
Business acquisition, number of shares issued (in shares) | shares	0.4125
Transaction and integration-related expenses				182,300
Interest expense				78,200
Deferred financing cost		76,200		$ 76,200
Revenue of acquiree since acquisition date		1,019,700
Net income of acquiree since acquisition date		$ 113,400
Medpass
Business Acquisition [Line Items]
Percentage of share capital acquired						100.00%